Share capital	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital

Authorized:
Unlimited common shares with no par value
Issued and outstanding:
	Number of shares	Amount
	#	$
Balance – December 31, 2022	32,913,955	268,194
Exercise of stock options	641,396	2,887
Issuance of common shares under employee share purchase plan	16,685	614
Release of restricted share units	24,359	865
Issuance of common shares related to contingent consideration(i)	50,550	1,625
Purchase of common shares held for cancellation (ii)	(3,341,789)	(26,689)
Balance – December 31, 2023	30,305,156	247,496
Exercise of stock options	144,142	4,610
Issuance of common shares under employee share purchase plan	14,426	613
Release of restricted share units	65,997	2,457
Release of shares in escrow related to business combination (iii)	8,728	330
Purchase of common shares held for cancellation (ii)	(282,494)	(2,211)
Balance – December 31, 2024	30,255,955	253,295

(i) On April 27, 2023, the Company issued a total of 50,550 common shares from treasury as part of the contingent consideration earn-out payments due to the sellers of forMetris Société par Actions Simplifiée for meeting certain revenue conditions in the second year following the date of acquisition. The shares were issued based on the fair value thereof, which was determined to be $32.09 (C$44.74).

(ii) On May 15, 2023, the Company announced the commencement of a normal course issuer bid (“NCIB”) to repurchase and cancel up to 1,650,672 of its common shares, representing approximately 5% of the total shares outstanding, over the 12-month period commencing May 18, 2023, and ending no later than May 17, 2024. All repurchases are made through the facilities of the Toronto Stock Exchange and are done at market prices. The amounts paid in excess of the average book value of the common shares are charged to deficit. During the year ended December 31, 2023, the Company repurchased a total of 1,523,608 common shares for cancellation at an average price of $38.56 (C$51.13) per common share for total cash consideration of $58,748 including transaction costs.

On December 28, 2023, the Company completed its substantial issuer bid (“SIB”). A total of 1,818,181 common shares were purchased at a price of $55.00 per share and cancelled, for aggregate consideration of $100,000. The amounts paid in excess of the average book value of the common shares was charged to deficit. The Company incurred transaction costs of $700 during the year ended December 31, 2023 which were recognized in deficit.

On May 6, 2024, the Company renewed its normal course issuer bid (“NCIB”) to repurchase and cancel up to 1,764,037 of its common shares, representing approximately 10% of the public float, over the 12-month period commencing May 20, 2024, and ending no later than May 19, 2025. The amounts paid in excess of the average book value of the common shares are charged to deficit. During the fiscal year ended December 31, 2024, the Company repurchased a total of 282,494 common shares for cancellation at an average price of $39.01 (C$53.04) per common share for total cash consideration of $11,024 including transaction costs.
In connection with the NCIB, the Company entered into an automatic share purchase plan ("ASPP") with a designated broker for the purpose of allowing the Company to purchase its common shares under the NCIB during self-imposed trading blackout periods. Under the ASPP, the broker is authorized to repurchase common shares during blackout periods, without consultation with the Company, on predefined terms, including share price, time period and subject to other limitations imposed by the Company and subject to rules and policies of the TSX and applicable securities laws, such as a daily purchase restriction.

A liability, representing the maximum amount that the Company could be required to pay the designated broker under the ASPP, was recorded for $18,297 as at December 31, 2024. The offsetting amount to the liability has been recorded within deficit.

(iii) Purchase consideration for the acquisition of Circles Collective Inc. (O/A PeerBoard) included the issuance of an additional 26,185 common shares, at a fair value of $40.74 (C$51.68) per share, payable through April 2026 to an employee of the acquiree contingent on continued employment and is accounted for as compensation for post-acquisition services. On April 3, 2024, 8,728 of the shares were released from escrow and recognized in share capital.